                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               JUNE 30, 2000
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                             Whitney Holdings L.L.C.
                     -------------------------------------------
Address:                          177 Broad Street
                     -------------------------------------------
                                   Stamford, CT 06901
                     -------------------------------------------

13F File Number:        28-05743
                  ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                             Daniel J. O'Brien
                     -------------------------------------------
Title:                            Managing Member
                     -------------------------------------------
Phone:                            203-973-1440
                     -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien      Stamford, CT             August 9, 2000
---------------------  ---------------------   ------------------------
    [Signature]           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number           Name

         28-___________            ____________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        2
                                             ------------------
Form 13F Information Table Entry Total:                  63
                                             ------------------

Form 13F Information Table Value Total:     $ 1,377,795         (thousands)
                                             ------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.     13F File Number            Name

         1       28-05749                   J.H. WHITNEY III MANAGEMENT, L.L.C.
                 --------                   ------------------------------------

         No.     13F File Number            Name

         2       28-05745                   J.H. WHITNEY EQUITY PARTNERS, L.L.C.
                 --------                   ------------------------------------

                           FORM 13F INFORMATION TABLE
                                  JUNE 30, 2000


             COLUMN 1     COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6       COLUMN 7            COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                          TITLE OF              VALUE     SHRS OR    SH/   PUT/  INVESTMENT       OTHER          VOTING  AUTHORITY
          NAME OF ISSUER   CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL  DISCRETION     MANAGERS        SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
ARTISOFT INC               COMMON   04314L106    1,818    149,900    SH         SHARED-DEFINED     NONE       149,900
------------------------------------------------------------------------------------------------------------------------------------
COMARCO INC.               COMMON   200080109    2,373     73,000    SH         SHARED-DEFINED     NONE        73,000
------------------------------------------------------------------------------------------------------------------------------------
KANA COMMUNICATIONS        COMMON   483600102    3,713     60,000    SH         SHARED-DEFINED     NONE        60,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIA METRIX               COMMON   58440X103    2,935    115,388    SH         SHARED-DEFINED    WEP(2)      115,388
------------------------------------------------------------------------------------------------------------------------------------
MTI TECHNOLOGY             COMMON   553903105      680     85,000    SH         SHARED-DEFINED     NONE        85,000
------------------------------------------------------------------------------------------------------------------------------------
NIKU CORPORATION           COMMON   654113109  179,409  5,315,821    SH         SHARED-DEFINED  JHW III(1)  5,315,821
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS
INTL INC.                  COMMON   749121109    1,888     38,000    SH         SHARED-DEFINED     NONE        38,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY         COMMON   811804103    8,250    150,000    SH         SHARED-DEFINED     NONE       150,000
------------------------------------------------------------------------------------------------------------------------------------
CONVERGENT
COMMUNICATIONS             COMMON   211914403    2,600    325,000    SH         SHARED-DEFINED     NONE       325,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA GROUP        COMMON   87924V507      815     33,600    SH         SHARED-DEFINED     NONE        33,600
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS         COMMON   78387G103      735     17,000    SH         SHARED-DEFINED     NONE        17,000
------------------------------------------------------------------------------------------------------------------------------------
TELECORP                   COMMON   879299105  374,266  9,284,127    SH         SHARED-DEFINED  JHW III(1)  9,284,127
                                                                                                  WEP(2)
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS
COMPANIES, INC.            COMMON   969457100    3,127     75,000    SH         SHARED-DEFINED     NONE        75,000
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC.            COMMON   004930202    5,887    905,700    SH         SHARED-DEFINED     NONE       905,700
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP.              COMMON   151313103    3,900    278,600    SH         SHARED-DEFINED     NONE       278,600
------------------------------------------------------------------------------------------------------------------------------------
IL FORNAIO                 COMMON   451926109    2,508    295,000    SH         SHARED-DEFINED     NONE       295,000
------------------------------------------------------------------------------------------------------------------------------------
SCOTTS CO                COM. CL A  810186106    5,168    141,600    SH         SHARED-DEFINED     NONE       141,600
------------------------------------------------------------------------------------------------------------------------------------
SILGAN HOLDINGS            COMMON   827048109    3,680    375,000    SH         SHARED-DEFINED     NONE       375,000
------------------------------------------------------------------------------------------------------------------------------------
HEARTLAND
EXPRESS, INC.              COMMON   422347104    3,261    195,400    SH         SHARED-DEFINED     NONE       195,400
------------------------------------------------------------------------------------------------------------------------------------

                  (1) J.H. WHITNEY III MANAGEMENT, L.L.C.
                  (2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.

             COLUMN 1     COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6       COLUMN 7            COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                          TITLE OF              VALUE     SHRS OR    SH/   PUT/  INVESTMENT       OTHER          VOTING  AUTHORITY
          NAME OF ISSUER   CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL  DISCRETION     MANAGERS        SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ISPAT INTERNATIONAL N.V.   COMMON   464899103      760     80,000    SH         SHARED-DEFINED     NONE        80,000
------------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC.        COMMON   858119100    1,314    145,000    SH         SHARED-DEFINED     NONE       145,000
------------------------------------------------------------------------------------------------------------------------------------
WASTE MANAGEMENT INC       COMMON   94106L109      760     40,000    SH         SHARED-DEFINED     NONE        40,000
------------------------------------------------------------------------------------------------------------------------------------
ACE CASH EXPRESS INC.      COMMON   004403101    2,375    200,000    SH         SHARED-DEFINED     NONE       200,000
------------------------------------------------------------------------------------------------------------------------------------
CORUS BANKSHARES           COMMON   220873103    6,617    250,300    SH         SHARED-DEFINED     NONE       250,300
------------------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET CORP.     COMMON   26483B106    4,151    145,000    SH         SHARED-DEFINED     NONE       145,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMIL BANCORP INC.        COMMON   651633109    1,948    194,800    SH         SHARED-DEFINED     NONE       194,800
------------------------------------------------------------------------------------------------------------------------------------
LABRATORY CORP OF
AMERICA                    COMMON   50540R409    9,334    121,019    SH         SHARED-DEFINED     NONE       121,019
------------------------------------------------------------------------------------------------------------------------------------
EXCELON CORP.              COMMON   300691102      714     90,000    SH         SHARED-DEFINED     NONE        90,000
------------------------------------------------------------------------------------------------------------------------------------
GRANITE BROADCASTING
CORP.                      COMMON   387241102      443     60,000    SH         SHARED-DEFINED     NONE        60,000
------------------------------------------------------------------------------------------------------------------------------------
SIRUS SATELLITE            COMMON   82966U103      443     10,000    SH         SHARED-DEFINED     NONE        10,000
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO         COMMON   983759101      374     10,000    SH         SHARED-DEFINED     NONE        10,000
------------------------------------------------------------------------------------------------------------------------------------
ACTEL CORP.                COMMON   004934105    1,369     30,000    SH         SHARED-DEFINED     NONE        30,000
------------------------------------------------------------------------------------------------------------------------------------
C-CUBE MICROSYSTEMS        COMMON   1250IN108    1,178     60,000    SH         SHARED-DEFINED     NONE        60,000
------------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYSTEMS, INC.    COMMON   126920107    7,575    300,000    SH         SHARED-DEFINED     NONE       300,000
------------------------------------------------------------------------------------------------------------------------------------
CNET                       COMMON   12613R104    1,228     50,000    SH         SHARED-DEFINED     NONE        50,000
------------------------------------------------------------------------------------------------------------------------------------
EDUTREK INTERNATIONAL
INC.                       COMMON   28164K108      487    380,000    SH         SHARED-DEFINED     NONE       380,000
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS                COMMON   923436109    2,346     43,000    SH         SHARED-DEFINED     NONE        43,000
------------------------------------------------------------------------------------------------------------------------------------
HERLEY INDUSTRIES          COMMON   427398102    1,935    102,500    SH         SHARED-DEFINED     NONE       102,500
------------------------------------------------------------------------------------------------------------------------------------
METHODEELECTRONICS       COM. CL A  591520200    2,704     70,000    SH         SHARED-DEFINED     NONE        70,000
------------------------------------------------------------------------------------------------------------------------------------
PERICOM                    COMMON   713831105      510      7,500    SH         SHARED-DEFINED     NONE         7,500
------------------------------------------------------------------------------------------------------------------------------------
PROCURENET                 COMMON       -            0     10,000    SH         SHARED-DEFINED     NONE        10,000
------------------------------------------------------------------------------------------------------------------------------------
THE STREET.COM             COMMON   88368Q103      291     50,000    SH         SHARED-DEFINED     NONE        50,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE PARADIGM, INC.     COMMON   007491103      205     10,000    SH         SHARED-DEFINED     NONE        10,000
------------------------------------------------------------------------------------------------------------------------------------
NMT MEDICAL, INC.          COMMON   629294109    7,512  2,504,010    SH         SHARED-DEFINED    WEP(2)    2,504,010
------------------------------------------------------------------------------------------------------------------------------------
NU SKIN ENTERPRISES,
INC.                       COMMON   67018T105    1,052    182,899    SH         SHARED-DEFINED    WEP(2)      182,899
------------------------------------------------------------------------------------------------------------------------------------
USINTERNETWORKING, INC.    COMMON   917311805  227,491 11,131,038    SH         SHARED-DEFINED  JHW III(1) 11,131,038
------------------------------------------------------------------------------------------------------------------------------------


                  (1) J.H. WHITNEY III MANAGEMENT, L.L.C.
                  (2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.

             COLUMN 1     COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6       COLUMN 7            COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                          TITLE OF              VALUE     SHRS OR    SH/   PUT/  INVESTMENT       OTHER          VOTING  AUTHORITY
          NAME OF ISSUER   CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL  DISCRETION     MANAGERS        SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITECOMMUNICATIONS, COMMON   84760T100  368,573 12,989,337    SH         SHARED-DEFINED  JHW III(1) 12,989,337
INC.                                                                                              WEP(2)
------------------------------------------------------------------------------------------------------------------------------------
VITAMIN SHOPPE.COM         COMMON   92848M104    1,434  1,092,849    SH         SHARED-DEFINED  JHW III(1)  1,092,849
------------------------------------------------------------------------------------------------------------------------------------
FOGDOG, INC.               COMMON   344167101    4,828  3,767,827    SH         SHARED-DEFINED  JHW III(1)  3,767,827
------------------------------------------------------------------------------------------------------------------------------------
ABOUT.COM                  COMMON   003736105      438     13,906    SH         SHARED-DEFINED  JHW III(1)     13,906
------------------------------------------------------------------------------------------------------------------------------------
SCIQUEST.COM, INC.         COMMON   80908Q107    6,155    538,105    SH         SHARED-DEFINED  JHW III(1)    538,105
------------------------------------------------------------------------------------------------------------------------------------
TBM HOLDINGS               COMMON   872197108    2,500    500,000    SH         SHARED-DEFINED  JHW III(1)    400,000
------------------------------------------------------------------------------------------------------------------------------------
PRAECIS PHARMACEUTICALS,
INC.                       COMMON   739421105   70,981  2,546,390    SH         SHARED-DEFINED     NONE     2,546,390
------------------------------------------------------------------------------------------------------------------------------------
CARESCIENCE, INC.          COMMON   141726109   27,884  2,639,948    SH         SHARED-DEFINED  JHW III(1)  2,639,948
------------------------------------------------------------------------------------------------------------------------------------
WORLD ACCESS INC.          COMMON    9814AAD3      365     32,992    SH         SHARED-DEFINED     NONE        32,992
------------------------------------------------------------------------------------------------------------------------------------

OPTIONS

------------------------------------------------------------------------------------------------------------------------------------
GSTRF 01 JAN 45             PUT     3789538AI      182      5,000         PUT   SHARED-DEFINED     NONE           182         5,000
------------------------------------------------------------------------------------------------------------------------------------
GSTRF DEC 10                PUT     G3939H8LB      216     50,000         PUT   SHARED-DEFINED     NONE           500        50,000
------------------------------------------------------------------------------------------------------------------------------------
Q 01 JAN 55                 PUT     74913B8AK      380     38,000         PUT   SHARED-DEFINED     NONE           380        38,000
------------------------------------------------------------------------------------------------------------------------------------
CD RADIO WARRANTS           CALL    125127134      630      6,000         CALL  SHARED-DEFINED     NONE         6,000         6,000
------------------------------------------------------------------------------------------------------------------------------------
METRICOM WARRANTS           CALL    591596135      125      2,500         CALL  SHARED-DEFINED     NONE         2,500          2500
------------------------------------------------------------------------------------------------------------------------------------
ASAT FINANCE WARRANTS       CALL    00207Y114      435      3,000         CALL  SHARED-DEFINED     NONE         3,000         3,000
------------------------------------------------------------------------------------------------------------------------------------
XM SATTELLITE RADIO         CALL    98375Y114      120      3,000         CALL  SHARED-DEFINED     NONE         3,000         3,000
WARRANTS
------------------------------------------------------------------------------------------------------------------------------------
ONO FINANCIAL WARRANTS      CALL    682735113      420      3,000         CALL  SHARED-DEFINED     NONE         3,000         3,000
------------------------------------------------------------------------------------------------------------------------------------


                  (1) J.H. WHITNEY III MANAGEMENT, L.L.C.
                  (2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.